PENSION LIABILITIES, NET (Summary Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Service cost	$ 18	$ 16
Interest cost	55	53
Net periodic benefit cost	$ 73	$ 69